Pension Plans (Fair Value of Pension Plan Assets by Asset Category) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		¥ 123,628		¥ 121,269		¥ 116,990
Japan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Japan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		32,644		32,319
Japan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Japan | Defined Benefit Plan, Equity Securities | Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		19,824	[1]	20,628	[2]
Japan | Defined Benefit Plan, Equity Securities | Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[2]
Japan | Defined Benefit Plan, Equity Securities | Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[2]
Japan | Defined Benefit Plan, Equity Securities | Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[1]	0	[2]
Japan | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	24,535		23,954
Japan | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Japan | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Japan | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Japan | Defined Benefit Plan, Debt Security | Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		19,243	[4]	17,828	[5]
Japan | Defined Benefit Plan, Debt Security | Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0	[5]
Japan | Defined Benefit Plan, Debt Security | Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0	[5]
Japan | Defined Benefit Plan, Debt Security | Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0	[4]	0	[5]
Japan | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[6]	27,382		26,540
Japan | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[6]	0		0
Japan | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[6]	0		0
Japan | Defined Benefit Plan, Debt Security | Other than Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[6]	0		0
Japan | Other Plan Asset | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	27,482		27,112
Japan | Other Plan Asset | Life Insurance Company General Accounts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Japan | Other Plan Asset | Life Insurance Company General Accounts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	27,482		27,112
Japan | Other Plan Asset | Life Insurance Company General Accounts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Japan | Other Plan Asset | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	5,162		5,207
Japan | Other Plan Asset | Other Investment | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Japan | Other Plan Asset | Other Investment | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	5,162		5,207
Japan | Other Plan Asset | Other Investment | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		96,837		93,338		¥ 83,394
Overseas plans | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		89,393		82,951
Overseas plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		7,052		10,318
Overseas plans | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	392		69
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Pooled Funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[3]	0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		42,124		39,841
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		42,124		39,841
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Equity Securities | Other than Japan Shares | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		47,269		43,110
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		47,269		43,110
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Government Bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		4,640		4,387
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		4,640		4,387
Overseas plans | Defined Benefit Plan, Debt Security | Other than Japan Municipal Bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets		0		0
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	588		2,318
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	588		2,318
Overseas plans | Other Plan Asset | Life Insurance Company General Accounts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[7]	0		0
Overseas plans | Other Plan Asset | Other Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	1,824		3,613
Overseas plans | Other Plan Asset | Other Investment | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	0		0
Overseas plans | Other Plan Asset | Other Investment | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	1,824		3,613
Overseas plans | Other Plan Asset | Other Investment | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	[8]	¥ 0		¥ 0

[1]	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥42 million at March 31, 2019.
[2]	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥49 million at March 31, 2018
[3]	These funds invest in listed shares.
[4]	These funds invest approximately 60% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥1,578 million at March 31, 2019.
[5]	These funds invest approximately 50% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 40% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥2,017 million at March 31, 2018.
[6]	These funds invest entirely in foreign government bonds.
[7]	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
[8]	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.